Exploration in operating units	12 Months Ended
Dec. 31, 2025
Exploration in operating units
Exploration in operating units

22.Exploration in operating units

This caption is made up as follows:

	2025	2024	2023
	US$(000)	US$(000)	US$(000)

Beginning balance of finished goods and products in process, net of depreciation and amortization	708	549	988

Cost of exploration in operating units

Services provided by third parties	38,546	35,667	35,785
Consumption of materials and supplies	4,972	4,223	2,694
Short-term and low-value lease	3,525	3,097	1,791
Direct labor	2,807	3,244	6,357
Electricity and water	297	338	237
Transport	100	108	720
Maintenance and repair	80	40	66
Other exploration rights	3,457	4,326	1,140
Total exploration in operating units	53,784	51,043	48,790
Final balance of finished goods and products in process	(2,586)	(708)	(549)
Final balance of finished goods and products in process, net of depreciation and amortization	(2,586)	(708)	(549)
	51,906	50,884	49,229

See related accounting policies in Note 2.4(k).